Fair Value Of Assets And Liabilities (Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests		$ 881,450,000		$ 1,194,391,000
Loans held-for-sale		27,418,000		27,910,000
Other Liabilities, Fair Value Disclosure		108,339,000		119,239,000
Real estate acquired by foreclosure		33,063,000	[1]	39,922,000
Other assets		135,605,000		162,270,000
Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests		4,372,000		5,637,000
First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		729,000		846,000	$ 9,457,000
Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Real estate acquired by foreclosure		14,600,000
Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Real estate acquired by foreclosure	[2]	24,977,000		30,430,000	45,753,000
Other assets	[3]	24,577,000		28,660,000	30,810,000
Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Liabilities, Fair Value Disclosure		4,810,000		5,240,000
Other assets		149,000		112,000
Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		27,418,000		27,910,000
Other Liabilities, Fair Value Disclosure		4,810,000		5,240,000
Other assets		1,841,000		2,517,000
Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests		4,372,000		5,637,000
Level 3 | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		729,000		846,000	9,457,000
Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		28,147,000		28,756,000
Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans, net of unearned income	[4]	27,026,000		40,531,000
Real estate acquired by foreclosure	[2]	24,977,000		30,430,000	45,753,000
Other assets	[3]	24,577,000		28,660,000	$ 30,810,000
Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Liabilities, Fair Value Disclosure		4,810,000		5,240,000
Other assets		0		0
Other Assets | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Other assets	[5]	$ 24,577,000		$ 28,660,000
Discounted Cash Flow | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow		Discounted cash flow
Appraisals From Comparable Properties | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Appraisals from comparable properties		Appraisals from comparable properties
Appraisals From Comparable Properties | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Appraisals from comparable properties		Appraisals from comparable properties
Appraisals From Comparable Properties | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Appraisals from comparable properties		Appraisals from comparable properties
Other Collateral Valuations | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Other collateral valuations		Other collateral valuations
Maximum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Visa covered litigation resolution amount		$ 5,400,000,000		$ 5,600,000,000
Maximum | Discounted Cash Flow | 42% - 43% Values Utilized | Trading Securities | Level 3 | Non Recurring | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		43.00%
Maximum | Discounted Cash Flow | 41% - 46% Values Utilized | Trading Securities | Level 3 | Non Recurring | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				46.00%
Maximum | Discounted Cash Flow | 6% - 63% Values Utilized | Trading Securities | Level 3 | Non Recurring | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate		63.00%
Maximum | Discounted Cash Flow | 8% - 56% Values Utilized | Trading Securities | Level 3 | Non Recurring | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate				56.00%
Maximum | Discounted Cash Flow | 2% - 20% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		20.00%
Maximum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate		12.00%
Maximum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				12.00%
Maximum | Discounted Cash Flow | 3% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		15.00%
Maximum | Discounted Cash Flow | 5% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				15.00%
Maximum | Discounted Cash Flow | 45% - 55% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses		55.00%
Maximum | Discounted Cash Flow | 50% - 60% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses				60.00%
Maximum | Discounted Cash Flow | 10% - 70% Of UPB | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		70.00%		70.00%
Maximum | Discounted Cash Flow | 35% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		100.00%
Maximum | Discounted Cash Flow | 45% - 100% of UPB | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends				100.00%
Maximum | Discounted Cash Flow | 45% - 100% of UPB | Derivative Liabilities, Other | Level 3 | Derivatives, Other | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios				30.00%
Maximum | Discounted Cash Flow | 5% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate				12.00%
Maximum | Discounted Cash Flow | 5% - 25% Values Utilized | Derivative Liabilities, Other | Level 3 | Derivatives, Other | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios		25.00%
Maximum | Discounted Cash Flow | 6 Months To 42 Months | Derivative Liabilities, Other | Level 3 | Derivatives, Other | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution		42 months
Maximum | Discounted Cash Flow | 12 Months to 48 Months | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution				48 months
Maximum | Discounted Cash Flow | 0% - 15% Adjustment to Yield | Other Assets | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties		15.00%		15.00%
Maximum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Loans, Net Of Unearned Income | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		10.00%		10.00%
Maximum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Real Estate Acquired By Foreclosure | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for value changes since appraisal		10.00%		10.00%
Maximum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		25.00%		25.00%
Maximum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrowing base certificates adjustment		50.00%		50.00%
Maximum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Financial statements/auction values adjustment		25.00%		25.00%
Minimum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Visa covered litigation resolution amount		$ 4,400,000,000		$ 4,800,000,000
Minimum | Discounted Cash Flow | 42% - 43% Values Utilized | Trading Securities | Level 3 | Non Recurring | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		42.00%
Minimum | Discounted Cash Flow | 41% - 46% Values Utilized | Trading Securities | Level 3 | Non Recurring | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				41.00%
Minimum | Discounted Cash Flow | 6% - 63% Values Utilized | Trading Securities | Level 3 | Non Recurring | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate		6.00%
Minimum | Discounted Cash Flow | 8% - 56% Values Utilized | Trading Securities | Level 3 | Non Recurring | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate				8.00%
Minimum | Discounted Cash Flow | 2% - 20% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		2.00%
Minimum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate		2.00%
Minimum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				2.00%
Minimum | Discounted Cash Flow | 3% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		3.00%
Minimum | Discounted Cash Flow | 5% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				5.00%
Minimum | Discounted Cash Flow | 45% - 55% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses		45.00%
Minimum | Discounted Cash Flow | 50% - 60% Values Utilized | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses				50.00%
Minimum | Discounted Cash Flow | 10% - 70% Of UPB | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		10.00%		10.00%
Minimum | Discounted Cash Flow | 35% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		35.00%
Minimum | Discounted Cash Flow | 45% - 100% of UPB | Loans Held-For-Sale | Level 3 | Non Recurring | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends				45.00%
Minimum | Discounted Cash Flow | 45% - 100% of UPB | Derivative Liabilities, Other | Level 3 | Derivatives, Other | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios				10.00%
Minimum | Discounted Cash Flow | 5% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate				5.00%
Minimum | Discounted Cash Flow | 5% - 25% Values Utilized | Derivative Liabilities, Other | Level 3 | Derivatives, Other | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios		5.00%
Minimum | Discounted Cash Flow | 6 Months To 42 Months | Derivative Liabilities, Other | Level 3 | Derivatives, Other | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution		6 months
Minimum | Discounted Cash Flow | 12 Months to 48 Months | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution				12 months
Minimum | Discounted Cash Flow | 0% - 15% Adjustment to Yield | Other Assets | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties		0.00%		0.00%
Minimum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Loans, Net Of Unearned Income | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		0.00%		0.00%
Minimum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Real Estate Acquired By Foreclosure | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for value changes since appraisal		0.00%		0.00%
Minimum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		0.00%		0.00%
Minimum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrowing base certificates adjustment		20.00%		20.00%
Minimum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Financial statements/auction values adjustment		0.00%		0.00%

[1]	December 31 , 2015 includes $ 14.6 million of foreclosed residential real estate.
[2]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes fore closed real estate related to government insured mortgages.
[3]	Represents tax credit investments accounted for under the equity method .
[4]	Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.
[5]	Represents tax credit investments accounted for under the equity method .